Statements of Consolidated Financial Position (USD $) In Millions, unless otherwise specified	Aug. 31, 2013		Aug. 31, 2012
Current Assets:
Cash and cash equivalents (variable interest entities restricted - 2013: $140 and 2012: $120)	$ 3,668		$ 3,283
Short-term investments	254		302
Trade receivables, net (variable interest entities restricted - 2013: $0 and 2012: $52)	1,715		1,897
Miscellaneous receivables	748		620
Deferred tax assets	579		534
Inventory, net	2,947		2,839
Other current assets	166		183
Total Current Assets	10,077		9,658
Total property, plant and equipment	9,491		8,835
Less: Accumulated depreciation	4,837		4,470
Property, Plant and Equipment, Net	4,654		4,365
Goodwill	3,520		3,435
Other Intangible Assets, Net	1,226		1,237
Noncurrent Deferred Tax Assets	454		551
Long-Term Receivables, Net	237		376
Other Assets	496		602
Total Assets	20,664	[1]	20,224	[1]
Current Liabilities:
Short-term debt, including current portion of long-term debt	51		36
Accounts payable	995		794
Income taxes payable	91		75
Accrued compensation and benefits	492		546
Accrued marketing programs	1,078		1,281
Deferred revenues	517		396
Grower production accruals	60		194
Dividends payable	228		200
Customer payable	12		14
Miscellaneous short-term accruals	812		685
Total Current Liabilities	4,336		4,221
Long-Term Debt	2,061		2,038
Postretirement Liabilities	357		543
Long-Term Deferred Revenue	138		245
Noncurrent Deferred Tax Liabilities	469		313
Long-Term Portion of Environmental and Litigation Liabilities	193		213
Other Liabilities	382		615
Shareowners’ Equity:
Common stock (authorized: 1,500,000,000 shares, par value $0.01) Issued 601,631,267 and 596,136,929 shares, respectively; Outstanding 529,029,712 and 534,373,880 shares, respectively	6		6
Treasury stock 72,601,555 and 61,763,049 shares, respectively, at cost	(4,140)		(3,045)
Additional contributed capital	10,783		10,371
Retained earnings	7,188		5,537
Accumulated other comprehensive loss	(1,278)		(1,036)
Total Monsanto Company Shareowners’ Equity	12,559		11,833
Noncontrolling Interest	169		203
Total Shareowners’ Equity	12,728		12,036
Total Liabilities and Shareowners’ Equity	$ 20,664		$ 20,224

[1]	Includes assets recorded in continuing operations and discontinued operations.